Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust IV
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
A, C, I Shares | JPMorgan Flexible Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Flexible Long/Short Fund Class/Ticker: A/* ; C/* ; I/* * The Share Class does not have an exchange ticker symbol because it currently is not offered to the general public.
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 26 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/19
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by taking long and short positions in global credit markets. The Fund is flexible and it is not managed to or constrained by a benchmark. Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) has broad discretion to shift the Fund’s exposure among strategies and sectors and to invest in a wide variety of credit instruments based on changing market conditions and its view on the best mix of investment opportunities.

In determining which investments to buy and sell for the Fund, the Adviser combines top down macroeconomic research with bottom up fundamental security analysis. In establishing the Fund’s macroeconomic views, the Adviser evaluates fundamental, technical and valuation factors along with macro themes from the Adviser’s broader fixed income team to determine the view on risk for the Fund overall. The Adviser uses bottom up fundamental research combined with quantitative analysis to evaluate the relative attractiveness of credit markets, sectors and individual credit instruments.

The Fund’s main investment strategy is to invest in credit instruments. Credit instruments are securities that have exposure to one or more credit markets which may be in developed or emerging markets and investments that have similar economic characteristics to such securities. Some examples of credit instruments that the Fund anticipates using as part of its principal strategy include corporate debt securities, commercial paper, convertible securities (including contingent convertible securities), collateralized debt obligations, collateralized loan obligations, collateralized synthetic obligations, credit linked notes (CLNs), debt securities of master limited partnerships (MLPs), debt securities of real estate investment trusts (REITs), loan participations and assignments (Loans) and commitments to purchase loan assignments (unfunded commitments), preferred securities, private placements, restricted securities and other unregistered securities, U.S. and foreign government debt securities (including U.S. treasury obligations), variable and floating rate instruments, zero-coupon, pay-in-kind and deferred payment securities and derivatives that are used as a substitute for such securities or other types of credit instruments. Due to the flexible nature of the Fund, the Adviser may use some or all of these investments as part of its principal investment strategy.

The Fund does not have any minimum quality rating requirement. As part of its main investment strategy, the Fund may invest all or substantially all of its assets in instruments rated below investment grade or unrated securities deemed by the Adviser to be of comparable quality (also known as junk bonds or high yield bonds). The Fund’s investments in high yield securities or other high yield investments may include so-called “distressed debt.” Distressed debt includes securities or other investments of issuers experiencing financial or operating difficulties, securities or other investments where the issuer has defaulted in the payment of interest or principal in the performance of its covenants or agreements, securities or other investments of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings or securities of issuers operating in troubled industries.

The Fund currently seeks to maintain a duration of eight years or less, although the Fund has the flexibility to maintain a longer duration under certain market conditions such as when there is significant volatility in interest rates and spreads. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “five” means that a security’s or portfolio’s price would be expected to decrease by approximately 5% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The Fund may invest in developed or emerging markets. Emerging markets currently include most countries in the world except Australia, Canada, Japan, New Zealand, the United States, the United Kingdom and most western European countries. Due to the flexible nature of the Fund, the Adviser may not hedge any or all of its exposure to non-dollar denominated investments back to the U.S. dollar in its discretion.

The Fund will invest across the capital structure of corporate issuers, including investments in senior secured and unsecured debt, subordinated debt, convertible securities, hybrid securities, contingent convertible securities, and preferred securities. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The Fund will not invest more than 20% of its total assets in equity securities that are not otherwise credit instruments.

In addition to direct investments in securities, the Fund will use derivatives as a substitute for securities in which the Fund can invest. The Fund may use derivatives and securities with embedded derivatives to synthetically gain exposure to credit instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use credit default swaps, total return swaps, futures and options (including options on CDX), forward contracts (including interest rate and foreign currency forward contracts), options and swaps (including total return swaps, interest rate swaps and options on swaps (swaptions)) as part of its principal investment strategies. The Fund may use derivatives for hedging purposes (for example, to take synthetic short positions to decrease exposure to certain securities, markets or currencies), to seek to increase gain to the Fund, as part of its risk management process by establishing and/or adjusting exposure to particular credit instruments, markets or currencies, and/or to manage cash flows.

The Fund will use relative value strategies involving derivatives, long/short strategies, and other combinations of credit instruments and derivatives. “Relative value” strategies seek to take advantage of pricing differences between individual investments or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include for example: (1) credit-oriented trades such as purchasing a CDS related to one bond or set of bonds and selling a CDS on a similar bond or set of bonds, (2) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (3) other combinations of fixed income securities and derivatives. The Fund seeks to generate returns from multiple sources: broad sector allocation, bottom-up security selection, and investments and trading strategies that the Adviser believes will perform well over time while seeking to manage volatility risk in the portfolio. The Adviser uses both security selection and derivatives to adjust allocations across credit markets and sectors.

“Long/Short” in the Fund’s name refers to the Fund’s strategy of taking long and short positions in global credit markets. The Fund may synthetically create long and short positions by using securities and derivatives to adjust exposures to securities, markets, or currencies. The Fund also may take short positions by engaging in “short selling” in which it must borrow a security it wants to sell short in hopes of purchasing the same security at a later date at a lower price. The Fund may be long and short in securities of the same issuer.

While the Adviser seeks to manage risk in the portfolio, the Fund’s risk exposure may vary significantly due to the Fund’s flexible allocation approach. A risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

		As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents including investments in money market funds for which the Adviser and/or its affiliates serve as investment adviser or administrator.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

High Yield Securities and Loan Risk. The Fund invests in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protections under the federal securities laws and lack of publicly available information. Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some Loans and other instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Fund's securities and other investments in a timely fashion could result in losses to the Fund. Because some instruments may have a more limited secondary market, liquidity and valuation risk may be more pronounced for the Fund. When Loans and other instruments are prepaid, the Fund may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these instruments, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.

Derivatives Risk. Derivatives, including futures, options, swaps (such as total return swaps, interest rate swaps, and credit default swaps) and foreign currency transactions including forwards, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty).

Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets and even a well conceived transaction may be unsuccessful because of market behavior or unexpected events. Options may be volatile and there can no assurance that a liquid secondary market will exist for any particular option at any particular time, even if the contract is traded on an exchange. Exchanges may halt trading in options thereby making it impossible for the Fund to enter into or close out option positions and impairing the Fund’s access to assets held to cover such options positions. The Fund may also be at risk that counterparties entering into an option transaction will not fulfill their obligations, particularly when the Fund utilizes over-the-counter options.

Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to take long and short positions in global credit markets. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk”.

Short Selling Risk. The Fund may enter into short sales of certain securities and must borrow the securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk.” The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Contingent convertible securities are subject to additional risk factors. If an event occurs that triggers the conversion to equity or writing down of the security, the Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Preferred Securities and Equity Market Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

MLP Risk. Debt securities of MLPs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity interests in MLPs. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Certain MLPs may operate in, or have exposure to, the energy sector. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations.

REITs Risk. The Fund’s investments in debt securities of REITs are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. Debt securities of REITs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs.

Structured Investment Risk. Certain structured investments including CLNs are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such instruments, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. CLNs are synthetic instruments that are subject to the counterparty risk described above under "Credit Risk." In the event of a default, the Fund does not have a right in the underlying reference debt obligation. Generally, payments under the CLN are conditioned on the CLN's receipt of payments from, and the CLN's potential obligations to, the counterparties to the derivative instruments and other securities in which the CLN invests. If a default were to occur, the stream of payments may stop and the CLN would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the CLN.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk.The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

These risks are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

European Market Risk. The Fund's performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investment Company Risk. Shareholders may bear both their proportionate share of the Fund’s expenses and similar expenses of another investment company.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its Shares’ values may fluctuate in response to events affecting that industry or sector.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Bloomberg Barclays Multiverse Corporate Index and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Class I Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Bloomberg Barclays Multiverse Corporate Index and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS - CLASS I SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	1st quarter, 2017	1.50%
Worst Quarter	4th quarter, 2017	0.78%

		The Fund’s year-to-date total return through 3/31/18 was -0.44%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class I Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, I Shares | JPMorgan Flexible Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	2.56%
Other Expenses	rr_OtherExpensesOverAssets	2.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.42%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%	[2]
1 Year	rr_ExpenseExampleYear01	$ 488
3 Years	rr_ExpenseExampleYear03	1,212
5 Years	rr_ExpenseExampleYear05	1,957
10 Years	rr_ExpenseExampleYear10	3,914
1 Year	rr_ExpenseExampleNoRedemptionYear01	488
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,212
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,957
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,914
Past 1 Year	rr_AverageAnnualReturnYear01	1.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
A, C, I Shares | JPMorgan Flexible Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	2.56%
Other Expenses	rr_OtherExpensesOverAssets	2.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.07%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.42%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.65%	[2]
1 Year	rr_ExpenseExampleYear01	$ 268
3 Years	rr_ExpenseExampleYear03	1,017
5 Years	rr_ExpenseExampleYear05	1,882
10 Years	rr_ExpenseExampleYear10	4,116
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,017
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,882
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,116
Past 1 Year	rr_AverageAnnualReturnYear01	3.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
A, C, I Shares | JPMorgan Flexible Long/Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.16%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	942
10 Years	rr_ExpenseExampleYear10	2,160
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	504
5 Years	rr_ExpenseExampleNoRedemptionYear05	942
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,160
2017	rr_AnnualReturn2017	5.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.78%
Past 1 Year	rr_AverageAnnualReturnYear01	5.20%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
A, C, I Shares | JPMorgan Flexible Long/Short Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.90%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
A, C, I Shares | JPMorgan Flexible Long/Short Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.93%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
A, C, I Shares | JPMorgan Flexible Long/Short Fund | Bloomberg Barclays Multiverse Corporate Index (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.42%
A, C, I Shares | JPMorgan Flexible Long/Short Fund | Lipper Alternative Credit Focus Funds Index (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.67%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.20%

[1]	(under $1 million)
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.15%, 1.65% and 0.90% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.